Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 30, 2012
(Portfolio Series Conservative Investor Fund)
Bar Chart Table:
Annual Return 2006	8.08%
Annual Return 2007	5.69%
Annual Return 2008	(36.50%)
Annual Return 2009	15.79%
Annual Return 2010	11.16%
Annual Return 2011	1.13%
(Portfolio Series Moderate Investor Fund)
Bar Chart Table:
Annual Return 2006	10.07%
Annual Return 2007	6.08%
Annual Return 2008	(39.10%)
Annual Return 2009	21.99%
Annual Return 2010	12.97%
Annual Return 2011	(1.41%)
(Portfolio Series Equity Investor Fund)
Bar Chart Table:
Annual Return 2006	14.24%
Annual Return 2007	7.50%
Annual Return 2008	(41.69%)
Annual Return 2009	40.24%
Annual Return 2010	16.80%
Annual Return 2011	(8.33%)
(Portfolio Series Active Allocation Fund)
Bar Chart Table:
Annual Return 2006	13.93%
Annual Return 2007	5.47%
Annual Return 2008	(40.47%)
Annual Return 2009	27.09%
Annual Return 2010	14.65%
Annual Return 2011	(5.14%)